UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA WORLD GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2005

[LOGO OF USAA]
    USAA(R)

                  USAA WORLD
                        GROWTH FUND

                           [GRAPHIC OF WORLD GROWTH FUND]

          3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    FEBRUARY 28, 2005
                                                                      (Form N-Q)
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                   of INVESTMENTS

USAA WORLD GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                                        MARKET
     NUMBER                                                                                                              VALUE
  OF SHARES     SECURITY                                                                                                 (000)
------------------------------------------------------------------------------------------------------------------------------
                INTERNATIONAL STOCKS (65.2%)

                AUSTRALIA (0.7%)
    206,038     QBE Insurance Group Ltd. (Property & Casualty Insurance)                                              $  2,503
                                                                                                                      --------
                AUSTRIA (1.0%)
     62,900     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                                          3,437
                                                                                                                      --------
                CANADA (2.7%)
     71,600     BCE, Inc. (Integrated Telecommunication Services)                                                        1,671
     58,688     Canadian National Railway Co. (Railroads)                                                                3,635
     55,500     Encana Corp. (Oil & Gas Exploration & Production)                                                        3,686
                                                                                                                      --------
                                                                                                                         8,992
                                                                                                                      --------
                FRANCE (11.0%)
    186,000     AXA S.A. (Multi-Line Insurance)                                                                          5,010
     44,370     Air Liquide S.A. (Industrial Gases)                                                                      7,985
     57,500     Business Objects S.A. (Application Software)*(b)                                                         1,601
     36,300     Groupe DANONE (Packaged Foods & Meat)                                                                    3,623
     18,500     LVMH Moet Hennessy Louis Vuitton S.A. (Apparel, Accessories, & Luxury Goods)                             1,373
     73,700     Sanofi-Aventis S.A. (Pharmaceuticals)                                                                    5,903
     47,485     Schneider Electric S.A. (Electrical Components & Equipment)                                              3,797
     10,400     Total S.A. (Integrated Oil & Gas)                                                                        2,473
     25,174     Total S.A. ADR (Integrated Oil & Gas)                                                                    3,001
     59,900     Veolia Environnement S.A. (Multi-Utilities & Unregulated Power)                                          2,087
                                                                                                                      --------
                                                                                                                        36,853
                                                                                                                      --------
                GERMANY (1.0%)
     45,400     Schering AG (Pharmaceuticals)                                                                            3,324
                                                                                                                      --------
                HONG KONG (1.5%)
    315,500     Esprit Holdings Ltd. (Apparel Retail)                                                                    2,255
  2,492,000     Hutchison Telecommunications International Ltd. (Wireless Telecommunication Services)*                   2,716
                                                                                                                      --------
                                                                                                                         4,971
                                                                                                                      --------
                HUNGARY (0.8%)
     33,200     OTP Bank Ltd. GDR (Regional Banks)                                                                       2,643
                                                                                                                      --------
                INDONESIA (0.3%)
  2,639,500     PT Bank Central Asia Tbk (Diversified Banks)                                                               934
                                                                                                                      --------
                ITALY (1.1%)
    152,200     RAS S.p.A. (Multi-Line Insurance)                                                                        3,536
                                                                                                                      --------
                JAPAN (9.9%)
    237,000     Asahi Glass Co. (Building Products)                                                                      2,617
    154,000     Bridgestone Corp. (Tires & Rubber)                                                                       2,947
     95,000     Canon, Inc. (Electronic Equipment Manufacturers)                                                         5,027
    142,300     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                                         2,084
     50,000     NOK Corp. (Auto Parts & Equipment)                                                                       1,242
     28,100     Nintendo Co. Ltd. (Leisure Products)                                                                     3,125
     68,800     Nitto Denko Corp. (Specialty Chemicals)                                                                  3,766
    237,000     Sekisui Chemical Co. Ltd. (Homebuilding)                                                                 1,763
    435,000     Shinsei Bank Ltd. (Diversified Banks)                                                                    2,556
     94,200     Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)                                                1,700
    416,000     Tokyo Gas Co. Ltd. (Gas Utilities)                                                                       1,679

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                   (continued)

USAA WORLD GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                                        MARKET
     NUMBER                                                                                                              VALUE
  OF SHARES     SECURITY                                                                                                 (000)
------------------------------------------------------------------------------------------------------------------------------
    314,000     Toray Industries, Inc. (Textiles)                                                                     $  1,484
     86,200     Toyota Motor Corp. (Automobile Manufacturers)                                                            3,363
                                                                                                                      --------
                                                                                                                        33,353
                                                                                                                      --------
                KOREA (1.6%)
     10,240     Samsung Electronics Co. Ltd. (Semiconductors)                                                            5,388
                                                                                                                      --------
                NETHERLANDS (1.0%)
    214,900     Reed Elsevier N.V. (Publishing)                                                                          3,232
                                                                                                                      --------
                POLAND (0.2%)
     85,200     Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)*                                            812
                                                                                                                      --------
                SINGAPORE (1.7%)
    301,000     DBS Group Holdings Ltd. (Diversified Banks)                                                              2,762
  1,910,150     Singapore Telecommunications Ltd. (Integrated Telecommunication Services)                                3,081
                                                                                                                      --------
                                                                                                                         5,843
                                                                                                                      --------
                SPAIN (3.8%)
    193,800     Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(b)                                              3,359
    146,300     Iberdrola S.A. (Electric Utilities)                                                                      3,865
    295,612     Telefonica S.A. (Integrated Telecommunication Services)(b)                                               5,449
                                                                                                                      --------
                                                                                                                        12,673
                                                                                                                      --------
                SWEDEN (5.2%)
     85,500     Atlas Copco AB "A" (Industrial Machinery)                                                                4,267
    104,200     Hennes & Mauritz AB "B" (Apparel Retail)                                                                 3,675
  1,063,200     LM Ericsson Telephone Co. "B" ADR (Communications Equipment)*                                            3,143
    150,000     Sandvik AB (Industrial Machinery)                                                                        6,543
                                                                                                                      --------
                                                                                                                        17,628
                                                                                                                      --------
                SWITZERLAND (6.5%)
     13,048     Nestle S.A. (Packaged Foods & Meat)                                                                      3,629
     65,600     Novartis AG (Pharmaceuticals)(b)                                                                         3,296
     66,800     Roche Holdings AG (Pharmaceuticals)(b)                                                                   7,058
     11,922     Syngenta AG (Specialty Chemicals)*                                                                       1,338
      7,000     Synthes, Inc. (Health Care Equipment)*                                                                     848
     64,166     UBS AG (Diversified Capital Markets)                                                                     5,584
                                                                                                                      --------
                                                                                                                        21,753
                                                                                                                      --------
                THAILAND (0.4%)
    428,900     Bangkok Bank Public Co. Ltd. (Diversified Banks)                                                         1,357
                                                                                                                      --------
                UNITED KINGDOM (14.8%)
    480,600     Amvescap plc (Investment Banking & Brokerage)                                                            3,154
     99,400     AstraZeneca plc (Pharmaceuticals)                                                                        3,922
    195,100     BOC Group plc (Diversified Chemicals)                                                                    3,721
    302,551     BP plc (Oil & Gas Exploration & Production)                                                              3,273
    410,695     Diageo plc (Distillers & Vintners)                                                                       5,853
    889,119     Kingfisher plc (Home Improvement Retail)                                                                 4,989
     88,600     Next plc (Apparel Retail)                                                                                2,628
    392,000     Reckitt Benckiser plc (Household Products)                                                              12,374
     48,954     Royal Bank Scotland Group plc (Diversified Banks)                                                        1,680
  1,572,700     Vodafone Group plc (Wireless Telecommunication Services)                                                 4,124
    339,600     William Hill plc (Casinos & Gaming)                                                                      3,941
                                                                                                                      --------
                                                                                                                        49,659
                                                                                                                      --------
               Total international stocks (cost: $156,371)                                                             218,891
                                                                                                                      --------

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                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                                        MARKET
     NUMBER                                                                                                              VALUE
  OF SHARES     SECURITY                                                                                                 (000)
------------------------------------------------------------------------------------------------------------------------------
                U.S. STOCKS (32.9%)

                APPAREL RETAIL (1.6%)
    214,700     TJX Companies, Inc.                                                                                   $  5,243
                                                                                                                      --------
                ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     92,100     Janus Capital Group, Inc.                                                                                1,292
                                                                                                                      --------
                BIOTECHNOLOGY (0.9%)
     56,000     Genzyme Corp.*                                                                                           3,141
                                                                                                                      --------
                COMMUNICATIONS EQUIPMENT (0.5%)
     92,100     Cisco Systems, Inc.*                                                                                     1,604
                                                                                                                      --------
                COMPUTER HARDWARE (1.6%)
    134,300     Dell, Inc.*                                                                                              5,384
                                                                                                                      --------
                CONSUMER FINANCE (2.9%)
    122,800     American Express Co.                                                                                     6,649
    119,700     MBNA Corp.                                                                                               3,037
                                                                                                                      --------
                                                                                                                         9,686
                                                                                                                      --------
                DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
     84,400     DST Systems, Inc.*                                                                                       4,008
                                                                                                                      --------
                HEALTH CARE EQUIPMENT (3.7%)
     73,800     Fisher Scientific International, Inc.*                                                                   4,476
     62,500     Medtronic, Inc.                                                                                          3,258
     79,800     Thermo Electron Corp.*                                                                                   2,191
     51,400     Waters Corp. *                                                                                           2,511
                                                                                                                      --------
                                                                                                                        12,436
                                                                                                                      --------
                HEALTH CARE SUPPLIES (0.7%)
     44,400     DENTSPLY International, Inc.                                                                             2,441
                                                                                                                      --------
                HOME IMPROVEMENT RETAIL (0.7%)
     60,500     Home Depot, Inc.                                                                                         2,421
                                                                                                                      --------
                INDUSTRIAL GASES (1.3%)
     42,500     Air Products & Chemicals, Inc.                                                                           2,661
     35,900     Praxair, Inc.                                                                                            1,610
                                                                                                                      --------
                                                                                                                         4,271
                                                                                                                      --------
                INVESTMENT BANKING & BROKERAGE (1.3%)
     39,400     Goldman Sachs Group, Inc.                                                                                4,287
                                                                                                                      --------
                IT CONSULTING & OTHER SERVICES (1.7%)
    220,000     Accenture Ltd. "A"*                                                                                      5,621
                                                                                                                      --------
                MOTORCYCLE MANUFACTURERS (0.5%)
     27,200     Harley-Davidson, Inc.                                                                                    1,683
                                                                                                                      --------
                MOVIES & ENTERTAINMENT (4.2%)
    198,712     News Corp., Inc. "B"                                                                                     3,455
    172,100     Time Warner, Inc.*                                                                                       2,965
    124,100     Viacom, Inc. "B"                                                                                         4,331
    118,800     Walt Disney Co.                                                                                          3,319
                                                                                                                      --------
                                                                                                                        14,070
                                                                                                                      --------

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                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                                        MARKET
     NUMBER                                                                                                              VALUE
  OF SHARES     SECURITY                                                                                                 (000)
------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS DRILLING (1.0%)
     59,400     Noble Corp.*                                                                                          $  3,390
                                                                                                                      --------
                OIL & GAS EXPLORATION & PRODUCTION (0.6%)
     21,400     EOG Resources, Inc.                                                                                      1,950
                                                                                                                      --------
                OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
    103,800     Citigroup, Inc.                                                                                          4,953
                                                                                                                      --------
                PERSONAL PRODUCTS (1.0%)
     67,500     Gillette Co.                                                                                             3,392
                                                                                                                      --------
                PHARMACEUTICALS (1.7%)
     89,900     Johnson & Johnson, Inc.                                                                                  5,898
                                                                                                                      --------
                RAILROADS (0.8%)
     53,300     Burlington Northern Santa Fe Corp.                                                                       2,679
                                                                                                                      --------
                SOFT DRINKS (0.6%)
     40,800     PepsiCo, Inc.                                                                                            2,198
                                                                                                                      --------
                SYSTEMS SOFTWARE (2.5%)
    377,700     Oracle Corp.*                                                                                            4,876
    157,400     Symantec Corp.*                                                                                          3,465
                                                                                                                      --------
                                                                                                                         8,341
                                                                                                                      --------
                Total U.S. stocks (cost: $95,066)                                                                      110,389
                                                                                                                      --------

  PRINCIPAL
     AMOUNT
      (000)
-----------
                MONEY MARKET INSTRUMENT (1.7%)

                COMMERCIAL PAPER
     $5,816     Morgan Stanley Dean Witter Co., 2.60%, 3/01/2005 (cost: $5,816)                                          5,816
                                                                                                                      --------

     NUMBER
  OF SHARES
-----------
                SHORT-TERM INVESTMENTS PURCHASED WITH CASH
                COLLATERAL FROM SECURITIES LOANED (6.2%)(a)

                MONEY MARKET FUNDS (0.3%)(d)
    614,578     AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.42%                                               615
    218,561     Merrill Lynch Premier Institutional Fund, 2.35%                                                            218
                                                                                                                      --------
                                                                                                                           833
                                                                                                                      --------

  PRINCIPAL
     AMOUNT
      (000)
-----------
                REPURCHASE AGREEMENTS (5.9%)(c)
     $6,500     CS First Boston, LLC, 2.62%, acquired on 2/28/2005 and due 3/01/2005 at $6,500
                   (collateralized by $6,705 of Freddie Mac Discount Notes(f), 3.02%(e), due 7/12/2005,
                   market value $6,633)                                                                                  6,500
      7,000     Deutsche Bank Securities, Inc., 2.62%, acquired on 2/28/2005 and due 3/01/2005 at
                   $7,000 (collateralized by $6,379 of Freddie Mac Gold REMIC(f), 3.29%(g), due 7/15/2034,
                   market value $7,140)                                                                                  7,000

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                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                             MARKET
     AMOUNT                                                                                                              VALUE
      (000)     SECURITY                                                                                                 (000)
------------------------------------------------------------------------------------------------------------------------------
     $6,350     Lehman Brothers, Inc., 2.60%, acquired on 2/28/2005 and due 3/01/2005 at $6,350
                  (collateralized by $7,794 of FICO STRIPS(f), 3.37% - 5.29%(e), due 12/06/2005 - 9/26/2019;
                  and $1,267 of Freddie Mac STRIPs(f), 4.06%(e), due 4/15/2008; combined market value $6,479)         $  6,350
                                                                                                                      --------
                                                                                                                        19,850
                                                                                                                      --------
                Total short-term investments purchased with cash collateral from securities loaned (cost: $20,683)      20,683
                                                                                                                      --------

                TOTAL INVESTMENTS (COST: $277,936)                                                                    $355,779
                                                                                                                      ========

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           to Portfolio of INVESTMENTS

USAA WORLD GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

GENERAL NOTES
-------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the
         Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of February 28, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as

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           to Portfolio of INVESTMENTS
           (continued)

USAA WORLD GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

            of February 28, 2005, were $80,474,000 and $2,631,000,
            respectively, resulting in net unrealized appreciation of $77,843,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $335,796,000 at February 28, 2005, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         F. REMIC - Real estate mortgage conduit is a pass-through vehicle created to issue multiclass mortgage-backed securities.

SPECIFIC NOTES
-------------------------------------------------------------------------------

         (a) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (b) The security or a portion thereof was out on loan as of February 28, 2005. The aggregate fair market value of these securities as of February 28, 2005, was approximately $19,534,000.

         (c) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (d) Rate represents the money market fund annualized seven-day yield at February 28, 2005.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (g) Variable-rate or floating-rate security. Interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2005.

         * Non-income-producing security for the 12 months preceding February 28, 2005.

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

             TRUSTEES    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48475-0405                                   (C)2005, USAA. All rights reserved.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    APRIL 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.